Other account payables and accrued expenses (Schedule of Other Payable and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses and other	$ 26,709	$ 24,859
Accrued payroll and government authorities	16,906	14,705
Tax withholding in connection with employees' exercises of share options and vested RSUs	408	320
Derivatives	87	1,444
Total	$ 44,110	$ 41,328